Segment Information	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 11 - SEGMENT INFORMATION

The Company operates in two industry segments, wholesale distribution and specialty retail sales of designer fragrance and related products. Management reviews segment information by segment and on a consolidated basis each month. Retail sales include sales through Perfumania retail stores, the Scents of Worth consignment business and the Company’s internet site, perfumania.com. Transactions between Five Star and unrelated customers are included in our wholesale segment information. The accounting policies of the segments are the same as those described in the summary of significant accounting policies in the notes to the consolidated financial statements for the year ending January 29, 2011, included herein beginning on page F-19. The Company’s chief operating decision maker who is its Chief Executive Officer, assesses segment performance by reference to gross profit. Each of the segments has its own assets, liabilities, revenues and cost of goods sold. While each segment has certain unallocated operating expenses, these expenses are not reviewed by the chief operating decision maker on a segment basis but rather on a consolidated basis. Financial information for these segments is summarized in the following table:

	Thirteen Weeks Ended October 29, 2011	Thirteen Weeks Ended October 30, 2010	Thirty-nine Weeks Ended October 29, 2011	Thirty-nine Weeks Ended October 30, 2010
	(in thousands)
Net sales:
Retail	$72,888	$69,068	$224,121	$206,641
Wholesale	47,237	51,897	105,380	115,227

	$120,125	$120,965	$329,501	$321,868

Gross profit:
Retail	$33,350	$31,054	$101,484	$89,211
Wholesale	9,721	9,955	24,265	25,742

	$43,071	$41,009	$125,749	$114,953

	$ 354,646	$ 354,646	$ 354,646	$ 354,646
	October 29, 2011	January 29, 2011
Total assets:
Wholesale	$354,646	$324,726
Retail	263,294	246,961

	617,940	571,687
Eliminations (a)	(272,880)	(271,215)

Consolidated assets	$345,060	$300,472

(a)	Adjustment to eliminate intercompany receivables and investment in subsidiaries

NOTE 12 - SEGMENT INFORMATION

The Company operates in two industry segments, wholesale distribution and specialty retail sales of designer fragrance and related products. Management reviews segment information by segment and on a consolidated basis each month. Retail sales include sales through Perfumania retail stores, the Scents of Worth consignment business and the Company’s internet site, Perfumania.com. Transactions between Five Star and unrelated customers are included in our wholesale segment information. The accounting policies of the segments are the same as those described in the summary of significant accounting policies in Note 2. The Company’s chief operating decision maker, who is its Chief Executive Officer, assesses segment performance by reference to gross profit. Each of the segments has its own assets, liabilities, revenues and cost of goods sold. While each segment has certain unallocated operating expenses, these expenses are not reviewed by the chief operating decision maker on a segment basis but rather on a consolidated basis. Financial information for these segments is summarized in the following table:

	Fiscal Year Ended January 29, 2011	Fiscal Year Ended January 30, 2010
	($ in thousands)
Net sales:
Retail	$327,291	$344,295
Wholesale	157,509	166,627

	$484,800	$510,922

Gross profit:
Retail	$143,034	$145,631
Wholesale	37,815	33,159

	$180,849	$178,790

	January 29, 2011	January 30, 2010
Total assets:
Wholesale	$324,726	$304,935
Retail	246,961	230,935

	571,687	535,870
Eliminations (a)	(271,215)	(229,285)

Consolidated assets	$300,472	$306,585

(a)	Adjustment to eliminate intercompany receivables and investment in subsidiaries

See Note 1 for disclosure of sales to significant customers.